COMPANY OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION
NOTE 1 – COMPANY OVERVIEW AND BASIS OF PRESENTATION

Globant S.A. is a company organized in the Grand Duchy of Luxembourg, primarily engaged in building digital journeys that matter to millions of users through its subsidiaries (hereinafter the “Company” or “Globant” or “Globant Group”). The Company specializes in providing innovative software solutions services by leveraging emerging technologies and trends.

The Company's principal operating subsidiaries and countries of incorporation as of December 31, 2019 were the following: Sistemas UK Limited and We are London Limited in the United Kingdom and Globant LLC in the United States of America (the “U.S.”), Sistemas Globales S.A., IAFH Global S.A., Dynaflows S.A., Avanxo S.A. and BSF S.A. in Argentina, Sistemas Colombia S.A.S., Avanxo Colombia and Belatrix Colombia S.A.S. in Colombia, Global Systems Outsourcing S. de R.L. de C.V. and Avanxo Servicios S.A. de C.V. in Mexico, Sistemas Globales Uruguay S.A. and Difier S.A. in Uruguay, Globant Brasil Consultoria Ltda. and Orizonta Consutoria de Negocios e Tecnología Ltda. in Brazil; Sistemas Globales Chile Asesorías Limitada in Chile, Globant Peru S.A.C., Avanxo Perú and Belatrix Peru S.A.C. in Peru, Globant India Private Limited in India, Globant Bel LLC in Belarus, Small Footprint S.R.L. in Romania, Software Product Creation S.L. in Spain, Globant France S.A.S. in France, Software Product Creation S.L - Dubai Branch in United Arab Emirates and Globant Canada Corp. in Canada.

The Company provides services from development and delivery centers located in United States (San Francisco, New York, Seattle, Raleigh, Chicago and Dallas), Argentina (Buenos Aires, Tandil, Rosario, Tucumán, Córdoba, Resistencia, Bahía Blanca, Mendoza, Mar del Plata and La Plata), Uruguay (Montevideo), Colombia (Bogotá and Medellín), Brazil (São Paulo), Peru (Lima), Chile (Santiago), México (Guadalajara and México City), India (Pune and Bangalore), Spain (Madrid), Belarus (Minsk), Romania (Cluj) and United Kingdom (London). The Company also has client management centers in United States (Houston, San Francisco, New York, Winston-Salem, Redwood City and Miami), Brazil (São Paulo), Colombia (Bogotá), Uruguay (Montevideo), Argentina (Buenos Aires), France (Paris) and the United Kingdom (London). The Company also has centers of software engineering talent and educational excellence, primarily across Latin America.

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India and U.S.

The Company's registered office address is 37A Avenue J.F. Kennedy L-1855, Luxembourg.